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                                 The PSA Market
                                  Leaders Fund










                                   Prospectus

                               September 27, 2000
                            As Amended April 2, 2001

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                          THE PSA MARKET LEADERS FUND,
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS


      The PSA Market Leaders Fund seeks long-term growth of capital. The Fund will pursue this objective by investing primarily in the common stocks of large-capitalization domestic companies.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



               THE DATE OF THIS PROSPECTUS IS SEPTEMBER 27, 2000,
                            AS AMENDED APRIL 2, 2001
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                                TABLE OF CONTENTS

   An Overview of the Fund...........................................   3
   Performance Information...........................................   5
   Fees and Expenses.................................................   5
   Investment Advisor................................................   6
   Shareholder Information...........................................   7
   Pricing of Fund Shares............................................   9
   Dividends and Distributions.......................................  10
   Tax Consequences..................................................  10
   Rule 12b-1 Fees...................................................  10

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                             AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The Fund seeks long-term growth of capital.

Of course, there can be no guarantee that the Fund will achieve its investment objective. This investment objective may be changed only by approval of the Fund's shareholders. You will be notified of any other changes that are material and, if such changes are made, you should consider whether the Fund remains an appropriate investment for you.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies that the Advisor believes to be "market leaders." It is the Advisor's opinion that "market leaders" are companies with above-average or accelerating earnings growth that have the potential to produce above-average rates of return.

Companies considered for purchase must occupy, or have the potential to occupy, industry leadership positions that are expected to be maintained or enhanced over time. The Advisor identifies industry market leaders as those companies that have:

     * superior growth prospects compared with others companies in the same industry;
     * possession of proprietary technology with the potential to bring about major changes within an industry; and/or
     * leading sales within an industry, or the potential to become a sales market leader.

In addition, a company must also possess a strong competitive position in its industry. The Advisor considers companies to have a strong competitive position if they exhibit at least one of the following characteristics:

     * faster earnings growth than its competitors and the market for large cap stocks in general;
     *    higher profit margins relative to its competitors;
     *    strong cash flow relative to its competitors; and/or
     * a balance sheet with low debt and a high return on equity relative to its competitors.

The Fund emphasizes the purchase of common stocks of large capitalization domestic companies. The Fund defines large capitalization companies as those with a minimum market capitalization of $10 billion as of the date of this Prospectus. Many of these companies may be considered to be "multi-national" due to the fact that they have operations in foreign countries.

The Advisor employs numerous sources of information in its analysis of a security. These include financial newspapers and magazines, annual reports, prospectuses, filings with the Securities and Exchange Commission, research materials prepared by financial institutions and report services, company press releases and corporate rating services. The Advisor, on occasion, may also communicate verbally with corporate spokespersons.

The Advisor will consider selling a security in the Fund's portfolio if the security has reached the price target set by the Advisor or if the Advisor determines that there has been a deterioration in the expected growth potential of the security.

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The  Fund  anticipates   that  it  will  have  a  portfolio   turnover  rate  of
approximately   50%.  This  means  that  the  Advisor  will  not,  under  normal circumstances, purchase and sell securities held in the portfolio in order to realize short-term gains. It also means that the Fund may have lower transaction costs than funds with higher portfolio turnover rates.

Under normal market conditions, the Fund will stay fully invested in common stocks. However, the Fund may temporarily depart from its principal investment strategies by making short term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

MANAGEMENT RISK. Management risk means that the value of your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and security selection decisions. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

MARKET RISK. The value of a share of the Fund--its "net asset value" or "NAV" depends upon the market value of all of the Fund's investments. The principal risk of investing in the Fund is that the market value of securities held by the Fund will move up and down. These up and down fluctuations, which can occur rapidly and unpredictably, may cause the Fund's investments to be worth less than the price originally paid, or less than it was worth at an earlier time; this in turn will affect the Fund's net asset value per share. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

MULTI-NATIONAL COMPANY RISK. To the extent the Fund invests in the securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure. These risks include changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be appropriate for investors who:

     *    Are pursuing a long-term investment horizon
     * Want to add an investment in larger capitalization stocks to their equity portfolio
     * Can accept the greater risks of investing in a portfolio with significant holdings in common stocks

The Fund may not be appropriate for investors who:

     *    Need regular income or stability of principal
     *    Are pursuing a short-term goal

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                             PERFORMANCE INFORMATION

Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

                                FEES AND EXPENSES

The following table describes the fees and expenses that a shareholder in the Fund will pay.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases......................    None
Maximum deferred sales charge (load)..................................    None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from Fund assets)

Management Fees.......................................................    0.85%
Distribution and Service (12b-1) Fees.................................    0.25%
Other Expenses*.......................................................    2.23%
                                                                        ------
Total Annual Fund Operating Expenses..................................    3.33%
Fee Reduction and/or Expense Reimbursement............................   (1.38%)
                                                                        ------

Net Expenses..........................................................    1.95%
                                                                        ======
----------
* Other expenses are estimated for the first fiscal year of the Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period, but not less than one year, to ensure that Total Annual Fund Operating Expenses will not exceed 1.95% per year. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

Use this example to compare the costs of investing in the Fund to those of investing in other funds. Of course, your actual costs may be higher or lower.

This example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

      One Year                      $198
      Three Years                   $612

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                               INVESTMENT ADVISOR

PSA Financial Advisors, Inc. is the investment advisor to the Fund. The Advisor's address is 1447 York Road, Suite 400, Lutherville, MD 21093. Founded in 1988, the Advisor provides investment advisory services to individual and institutional clients with assets under management in excess of $140 million. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee which is calculated at the annual rate of 0.85% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

Mr. Roger I. Bair, III, will be Lead Manager of the Fund's portfolio. Mr. Bair, Vice President and Senior Portfolio Manager of the Advisor, has been associated with the Advisor since 1995. During this time, Mr. Bair managed individual and institutional equity portfolios for the Advisor's private accounts. Mr. Bair has been in the financial services industry since 1987. From that time until joining the Advisor, Mr. Bair had been associated with a regional brokerage firm and had managed individual and institutional equity portfolios for an investment advisory firm.

Mr. Thomas Baker, will be Co-Manager of the Fund's portfolio. Mr. Baker, Vice President and Portfolio Manager of the Advisor, has been associated with the Advisor since February, 1998. During this time, Mr. Baker functioned as an equity portfolio manager, securities analyst and broker. Prior to joining the Advisor, Mr. Baker was an investment advisor, working with both retail and institutional investors with Peremel from December 1993. Mr. Baker has been in the investment industry since 1991, having had experience serving both individual and institutional investors.

EXPENSE LIMITATION AGREEMENT

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.95% of average daily net assets annually. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Under the expense limitation provision of the Investment Advisory Agreement, reimbursements made by the Advisor in the Fund's first three years of operation remain eligible for reimbursement as follows: reimbursements incurred in the first and second years of the Fund's operation are eligible for reimbursement through the end of the Fund's sixth fiscal year; reimbursements made in the third year of operation are eligible for reimbursement through the end of the seventh fiscal year. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it. The Trustees may terminate this expense reimbursement arrangement at any time.

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                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

You may open a Fund account with $1,000 and add to your account at any time with $100 or more. These minimums will be waived if you open your Fund account through the Automatic Investment Plan (see "Automatic Investment Plan," below). The minimum investment requirement may be waived from time to time by the Fund in certain other circumstances.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail or overnight deliver (such as FedEx) it with a check (made payable to "The PSA Market Leaders Fund") to:

      The PSA Market Leaders Fund
      c/o ICA Fund Services Corp.
      4455 East Camelback Rd., Ste 261E
      Phoenix, AZ 85018

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "The PSA Market Leaders Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

If you are making an initial investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application to the Transfer Agent at (602) 522-8172. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your have faxed your new Account Application, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

      Firstar Bank, N.A. Cinti/Trust
      ABA Routing #0420-0001-3
      The PSA Market Leaders Fund
      DDA #821663473
      Account name (shareholder name)
      Shareholder account number

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If you are  making  a  subsequent  purchase,  your  bank  should  wire  funds as indicated above. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent at (800) 576-8229. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

The Fund offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA account by calling (800) 576-8229. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the New York Stock Exchange ("NYSE") is open for business either directly to the Fund or through your investment representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:

      The PSA Market Leaders Fund
      c/o ICA Fund Services Corp.
      4455 East Camelback Rd., Ste 261E
      Phoenix, AZ 85018

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 576-8229 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day

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to the address  that appears on the Transfer  Agent's  records.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting upon an instruction received by telephone, the Fund and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 576-8229 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. For example, your redemption may be delayed if you do not sign your written request. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances.

                             PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of the Fund's shares is determined as of the close of the regular daily trading session on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment for the distribution.

                                TAX CONSEQUENCES

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of the Fund's average daily net assets which are payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of shares charges.

                          THE PSA MARKET LEADERS FUND,
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS
                                  (THE "TRUST")

For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                             ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018
                            Telephone: 1-800-576-8229

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

*  For  a  fee,  by  electronic   request  at  the  following   e-mail  address:
   publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-09393)